Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning Balance, value at Dec. 31, 2011	$ 441,009	$ 8	$ 558,667	$ (6,480)	$ (111,186)
Beginning Balance, shares at Dec. 31, 2011		80,685,000
Issuance of stock under Company plans, net of shares withheld for taxes, value	25,878		25,878
Issuance of stock under Company plans, net of shares withheld for taxes, shares		2,756,000
Stock-based compensation	27,033		27,033
Excess tax benefits related to employee stock options	7,122		7,122
Other comprehensive income (loss)	1,030			1,030
Net income (loss) attributable to HomeAway, Inc.	14,961				14,961
Ending Balance, value at Dec. 31, 2012	517,033	$ 8	618,700	(5,450)	(96,225)
Ending Balance, shares at Dec. 31, 2012		83,441,000
Issuance of stock under Company plans, net of shares withheld for taxes, value	48,473	$ 1	48,472
Issuance of stock under Company plans, net of shares withheld for taxes, shares		3,420,000
Stock-based compensation	37,887		37,887
Issuance of common stock in connection with follow-on offering, net of offering costs, value	195,347		195,347
Issuance of common stock in connection with follow-on offering, net of offering costs, shares		5,500,000
Excess tax benefits related to employee stock options	8,226		8,226
Other comprehensive income (loss)	(1,297)			(1,297)
Net income (loss) attributable to HomeAway, Inc.	17,686				17,686
Ending Balance, value at Dec. 31, 2013	$ 823,355	$ 9	908,632	(6,747)	(78,539)
Ending Balance, shares at Dec. 31, 2013	92,361,069	92,361
Issuance of stock under Company plans, net of shares withheld for taxes, value	$ 25,386		25,386
Issuance of stock under Company plans, net of shares withheld for taxes, shares		2,154
Stock-based compensation	48,518		48,518
Equity component of convertible note issuance, net	87,303		87,303
Purchase of convertible note hedge	(85,853)		(85,853)
Sale of warrants	38,278		38,278
Excess tax benefits related to employee stock options	2,743		2,743
Other comprehensive income (loss)	(21,306)			(21,306)
Net income (loss) attributable to HomeAway, Inc.	13,384		(2,421)		15,805
Ending Balance, value at Dec. 31, 2014	$ 931,808	$ 9	1,022,586	(28,053)	(62,734)
Ending Balance, shares at Dec. 31, 2014	94,515,344	94,515,344
Issuance of stock under Company plans, net of shares withheld for taxes, value	$ 9,640	$ 1	9,639
Issuance of stock under Company plans, net of shares withheld for taxes, shares		1,647,000
Stock-based compensation	37,487		37,487
Excess tax benefits related to employee stock options	7,494		7,494
Other comprehensive income (loss)	(32,555)			(32,555)
Net income (loss) attributable to HomeAway, Inc.	5,942		(914)		6,856
Ending Balance, value at Sep. 30, 2015	$ 959,816	$ 10	$ 1,076,292	$ (60,608)	$ (55,878)
Ending Balance, shares at Sep. 30, 2015	96,162,374	96,162,374